Defiance Nasdaq Junior Biotechnology ETF
Schedule of Investments
September 30, 2021 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Health Care - 99.7% (a)
1,820	AC Immune SA (b)	$12,212
3,135	Adaptimmune Therapeutics plc - ADR (b)	16,208
730	Adicet Bio, Inc. (b)	5,723
2,250	Adverum Biotechnologies, Inc. (b)	4,882
1,120	Aeglea BioTherapeutics, Inc. (b)	8,904
1,080	Aerie Pharmaceuticals, Inc. (b)	12,312
2,720	Affimed NV (b)	16,810
1,355	Agios Pharmaceuticals, Inc. (b)	62,533
3,995	Akebia Therapeutics, Inc. (b)	11,506
800	Akero Therapeutics, Inc. (b)	17,880
785	Akouos, Inc. (b)	9,114
1,850	Alector, Inc. (b)	42,217
3,685	Alkermes plc (b)	113,645
1,235	Allakos, Inc. (b)	130,749
3,255	Allogene Therapeutics, Inc. (b)	83,653
1,485	Allovir, Inc. (b)	37,214
910	Altimmune, Inc. (b)	10,292
925	ALX Oncology Holdings, Inc. (b)	68,320
8,925	Amarin Corporation plc - ADR (b)	45,517
6,100	Amicus Therapeutics, Inc. (b)	58,255
1,100	Amphastar Pharmaceuticals, Inc. (b)	20,911
630	AnaptysBio, Inc. (b)	17,086
290	ANI Pharmaceuticals, Inc. (b)	9,518
875	Annexon, Inc. (b)	16,284
1,990	Apellis Pharmaceuticals, Inc. (b)	65,590
880	Applied Molecular Transport, Inc. (b)	22,766
595	Applied Therapeutics, Inc. (b)	9,877
490	Aprea Therapeutics, Inc. (b)	2,504
2,265	Arbutus Biopharma Corporation (b)	9,717
605	Arcturus Therapeutics Holdings, Inc. (b)	28,907
1,155	Arcutis Biotherapeutics, Inc. (b)	27,593
2,365	Ardelyx, Inc. (b)	3,122
1,400	Arena Pharmaceuticals, Inc. (b)	83,370
1,125	Arvinas, Inc. (b)	92,452
1,030	Assembly Biosciences, Inc. (b)	3,584
1,940	Atara Biotherapeutics, Inc. (b)	34,726
2,505	Athenex, Inc. (b)	7,540
690	Atreca, Inc. - Class A (b)	4,299
2,945	Aurinia Pharmaceuticals, Inc. (b)	65,173
1,305	Autolus Therapeutics plc - ADR (b)	8,548
1,335	Avadel Pharmaceuticals plc - ADR (b)	13,083
1,040	Avidity Biosciences, Inc. (b)	25,615
995	Avrobio, Inc. (b)	5,552
865	Axsome Therapeutics, Inc. (b)	28,510
1,525	Beam Therapeutics, Inc. (b)	132,690
4,100	BioCryst Pharmaceuticals, Inc. (b)	58,917
2,255	BioDelivery Sciences International, Inc. (b)	8,141
830	Black Diamond Therapeutics, Inc. (b)	7,022
1,545	Bluebird Bio, Inc. (b)	29,525
3,425	Bridgebio Pharma, Inc. (b)	160,530
570	Cabaletta Bio, Inc. (b)	6,931
1,695	Calithera Biosciences, Inc. (b)	3,695
1,145	Cara Therapeutics, Inc. (b)	17,690
575	Castle Biosciences, Inc. (b)	38,237
475	Cellectis SA - ADR (b)	5,990
1,600	ChemoCentryx, Inc. (b)	27,360
1,025	Chinook Therapeutics, Inc. (b)	13,079
2,705	Clovis Oncology, Inc. (b)	12,064
1,480	Codexis, Inc. (b)	34,425
1,750	Coherus Biosciences, Inc. (b)	28,122
815	Collegium Pharmaceutical, Inc. (b)	16,088
1,920	Compugen, Ltd. (b)	11,462
740	Concert Pharmaceuticals, Inc. (b)	2,420
680	Cortexyme, Inc. (b)	62,329
885	Crinetics Pharmaceuticals, Inc. (b)	18,629
1,580	Cymabay Therapeutics, Inc. (b)	5,767
1,910	Cytokinetics, Inc. (b)	68,263
1,490	CytomX Therapeutics, Inc. (b)	7,584
1,330	Deciphera Pharmaceuticals, Inc. (b)	45,193
1,780	Dicerna Pharmaceuticals, Inc. (b)	35,885
300	Eagle Pharmaceuticals, Inc./DE (b)	16,734
1,560	Editas Medicine, Inc. (b)	64,085
775	Eiger BioPharmaceuticals, Inc. (b)	5,177
460	Enanta Pharmaceuticals, Inc. (b)	26,133
5,345	Endo International plc (b)	17,318
2,340	Epizyme, Inc. (b)	11,981
645	Esperion Therapeutics, Inc. (b)	7,772
2,180	Fate Therapeutics, Inc. (b)	129,209
2,120	FibroGen, Inc. (b)	21,666
1,150	Flexion Therapeutics, Inc. (b)	7,015
1,085	Forma Therapeutics Holdings, Inc. (b)	25,161
785	Frequency Therapeutics, Inc. (b)	5,542
925	Fulcrum Therapeutics, Inc. (b)	26,094
980	Fusion Pharmaceuticals, Inc. (b)	7,762
965	G1 Therapeutics, Inc. (b)	12,950
215	Galapagos NV - ADR (b)	11,311
1,350	Gamida Cell, Ltd. (b)	5,292
1,300	Generation Bio Company (b)	32,591
1,105	Genmab A/S - ADR (b)	48,288
7,335	Geron Corporation (b)	10,049
1,430	Global Blood Therapeutics, Inc. (b)	36,436
1,735	Gossamer Bio, Inc. (b)	21,809
2,660	Grifols SA - ADR	38,863
3,255	Halozyme Therapeutics, Inc. (b)	132,413
745	Harpoon Therapeutics, Inc. (b)	5,885
1,305	Homology Medicines, Inc. (b)	10,270
1,240	Hutchmed China, Ltd. - ADR (b)	45,396
880	Ideaya Biosciences, Inc. (b)	22,431
585	IGM Biosciences, Inc. (b)	38,470
960	I-Mab - ADR (b)	69,590
600	Immunic, Inc. (b)	5,310
8,950	ImmunityBio, Inc. (b)	87,173
4,630	ImmunoGen, Inc. (b)	26,252
2,630	Immunovant, Inc. (b)	22,855
1,590	Innoviva, Inc. (b)	26,569
4,810	Inovio Pharmaceuticals, Inc. (b)	34,440
540	Inozyme Pharma, Inc. (b)	6,259
2,635	Insmed, Inc. (b)	72,568
1,680	Intellia Therapeutics, Inc. (b)	225,372
765	Intercept Pharmaceuticals, Inc. (b)	11,360
1,860	Intra-Cellular Therapies, Inc. (b)	69,341
3,725	Ironwood Pharmaceuticals, Inc. (b)	48,648
805	iTeos Therapeutics, Inc. (b)	21,735
2,375	IVERIC bio, Inc. (b)	38,570
1,170	Jounce Therapeutics, Inc. (b)	8,693
3,940	Kadmon Holdings, Inc. (b)	34,317
1,490	Kala Pharmaceuticals, Inc. (b)	3,904
970	Kaleido Biosciences, Inc. (b)	5,296
560	KalVista Pharmaceuticals, Inc. (b)	9,772
1,025	Kamada, Ltd. (b)	5,433
675	Karuna Therapeutics, Inc. (b)	82,573
1,725	Karyopharm Therapeutics, Inc. (b)	10,039
535	Keros Therapeutics, Inc. (b)	21,165
1,100	Kezar Life Sciences, Inc. (b)	9,504
745	Kiniksa Pharmaceuticals, Ltd. - Class A (b)	8,486
1,180	Kodiak Sciences, Inc. (b)	113,256
510	Krystal Biotech, Inc. (b)	26,627
1,515	Kura Oncology, Inc. (b)	28,376
405	Larimar Therapeutics, Inc. (b)	4,670
720	Legend Biotech Corporation - ADR (b)	36,403
380	Ligand Pharmaceuticals, Inc. (b)	52,942
1,400	MacroGenics, Inc. (b)	29,316
380	Madrigal Pharmaceuticals, Inc. (b)	30,320
1,335	Magenta Therapeutics, Inc. (b)	9,719
5,710	MannKind Corporation (b)	24,838
835	Marinus Pharmaceuticals, Inc. (b)	9,502
1,120	MediciNova, Inc. (b)	4,245
820	Medpace Holdings, Inc. (b)	155,210
1,010	MeiraGTx Holdings plc (b)	13,312
1,640	Mersana Therapeutics, Inc. (b)	15,465
1,785	Myriad Genetics, Inc. (b)	57,638
1,040	NanoString Technologies, Inc. (b)	49,930
4,205	Nektar Therapeutics (b)	75,522
970	Neoleukin Therapeutics, Inc. (b)	7,013
630	NextCure, Inc. (b)	4,246
1,765	NGM Biopharmaceuticals, Inc. (b)	37,100
755	Nkarta, Inc. (b)	20,997
1,015	Nurix Therapeutics, Inc. (b)	30,409
1,750	Ocular Therapeutix, Inc. (b)	17,500
880	Odonate Therapeutics, Inc. (b)	2,561
1,430	Omeros Corporation (b)	19,720
1,685	Orchard Therapeutics plc - ADR (b)	3,875
900	ORIC Pharmaceuticals, Inc. (b)	18,819
1,440	Osmotica Pharmaceuticals plc (b)	4,248
1,555	Ovid therapeutics, Inc. (b)	5,225
4,560	Pacific Biosciences of California, Inc. (b)	116,508
1,020	Pacira BioSciences, Inc. (b)	57,120
1,110	Paratek Pharmaceuticals, Inc. (b)	5,395
1,235	Passage Bio, Inc. (b)	12,301
2,625	PDL BioPharma, Inc. (b)(c)	6,484
1,015	Personalis, Inc. (b)	19,529
660	PetIQ, Inc. (b)	16,480
465	Phibro Animal Health Corporation - Class A	10,016
820	Pliant Therapeutics, Inc. (b)	13,842
1,425	Poseida Therapeutics, Inc. (b)	10,388
4,725	Precigen, Inc. (b)	23,578
1,360	Precision BioSciences, Inc. (b)	15,694
1,090	Protagonist Therapeutics, Inc. (b)	19,315
1,030	Prothena Corporation plc (b)	73,367
1,450	Provention Bio, Inc. (b)	9,280
1,615	PTC Therapeutics, Inc. (b)	60,094
930	Puma Biotechnology, Inc. (b)	6,519
1,080	Radius Health, Inc. (b)	13,403
670	RAPT Therapeutics, Inc. (b)	20,804
720	Reata Pharmaceuticals, Inc. - Class A (b)	72,439
1,065	Redhill Biopharma, Ltd. - ADR (b)	4,878
975	REGENXBIO, Inc. (b)	40,872
2,115	Relay Therapeutics, Inc. (b)	66,686
400	Relmada Therapeutics, Inc. (b)	10,484
850	Repare Therapeutics, Inc. (b)	22,304
1,070	Replimune Group, Inc. (b)	31,715
1,645	Revance Therapeutics, Inc. (b)	45,830
1,690	REVOLUTION Medicines, Inc. (b)	46,492
1,145	Rhythm Pharmaceuticals, Inc. (b)	14,954
3,900	Rigel Pharmaceuticals, Inc. (b)	14,157
1,455	Rocket Pharmaceuticals, Inc. (b)	43,490
2,060	Rubius Therapeutics, Inc. (b)	36,833
1,345	Sage Therapeutics, Inc. (b)	59,597
3,325	Sangamo Therapeutics, Inc. (b)	29,958
790	Scholar Rock Holding Corporation (b)	26,086
2,630	Selecta Biosciences, Inc. (b)	10,941
2,100	Seres Therapeutics, Inc. (b)	14,616
1,715	SIGA Technologies, Inc. (b)	12,674
3,755	Spectrum Pharmaceuticals, Inc. (b)	8,186
730	Spero Therapeutics, Inc. (b)	13,439
1,130	SpringWorks Therapeutics, Inc. (b)	71,687
840	Stoke Therapeutics, Inc. (b)	21,370
2,225	Summit Therapeutics, Inc. (b)	11,149
1,215	Supernus Pharmaceuticals, Inc. (b)	32,404
1,040	Surface Oncology, Inc. (b)	7,873
1,055	Sutro Biopharma, Inc. (b)	19,929
1,115	Syndax Pharmaceuticals, Inc. (b)	21,308
1,415	Syros Pharmaceuticals, Inc. (b)	6,325
875	TCR2 Therapeutics, Inc. (b)	7,446
9,700	TherapeuticsMD, Inc. (b)	7,192
1,685	Theravance Biopharma, Inc. (b)	12,469
1,390	Travere Therapeutics, Inc. (b)	33,708
1,155	Tricida, Inc. (b)	5,359
1,125	Turning Point Therapeutics, Inc. (b)	74,734
1,130	Twist Bioscience Corporation (b)	120,876
1,050	uniQure NV (b)	33,611
1,260	UNITY Biotechnology, Inc. (b)	3,780
510	UroGen Pharma, Ltd. (b)	8,578
1,275	Vanda Pharmaceuticals, Inc. (b)	21,854
1,195	Vaxcyte, Inc. (b)	30,317
1,615	Veracyte, Inc. (b)	75,017
4,130	Verastem, Inc. (b)	12,720
2,990	Vir Biotechnology, Inc. (b)	130,125
870	Voyager Therapeutics, Inc. (b)	2,288
1,185	VYNE Therapeutics, Inc. (b)	1,647
1,165	WaVe Life Sciences, Ltd. (b)	5,709
695	XBiotech, Inc.	9,000
1,335	Xencor, Inc. (b)	43,601
940	Xenon Pharmaceuticals, Inc. (b)	14,363
1,520	Xeris Pharmaceuticals, Inc. (b)	3,724
995	Y-mAbs Therapeutics, Inc. (b)	28,397
1,585	Zai Lab, Ltd. - ADR (b)	167,043
1,030	Zentalis Pharmaceuticals, Inc. (b)	68,639
4,935	ZIOPHARM Oncology, Inc. (b)	8,982
1,275	Zogenix, Inc. (b)	19,368
		7,229,982
	TOTAL COMMON STOCKS (Cost $7,656,553)	7,229,982

	CONTINGENT VALUE RIGHTS - 0.0% (d)
43	Adicet Bio, Inc. (b)(e)(f)	0
	TOTAL CONTINGENT VALUE RIGHTS (Cost $0)	0

	SHORT-TERM INVESTMENTS - 0.3%
20,880	First American Government Obligations Fund - Class X, 0.03% (g)	20,880
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,880)	20,880

	TOTAL INVESTMENTS - 100.0% (Cost $7,677,433)	7,250,862
	Liabilities in Excess of Other Assets - (0.0)% (d)	(2,848)
	NET ASSETS - 100.0%	$7,248,014

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt.
(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $6,484 which represents 0.09% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(f)	This security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security is $0 which represents 0.00% of net assets.
(g)	Rate shown is the annualized seven-day yield as of September 30, 2021.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at September 30, 2021 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$7,223,498	$6,484	$-		$7,229,982
Contingent Value Rights	-	-	0	(1)	0	(1)
Short-Term Investments	20,880	-	-		20,880
Total Investments in Securities	$7,244,378	$6,484	0	(1)	$7,250,862

^See Schedule of Investments for breakout of investments by sector classification.
(1) Represents less than $0.50.
For the period ended September 30, 2021, the Fund did not recognize any transfers to or from Level 3.